INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of the intangibles	$ 49,000	$ 320,000	$ 630,000	$ 960,000